PGIM S&P 500 Buffer 12 ETF - March N-1A Cover	Feb. 27, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PGIM ROCK ETF TRUST
Entity Central Index Key	0001992104
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 27, 2026
Prospectus Date	Feb. 20, 2026
Supplement to Prospectus [Text Block]	PGIM Rock ETF TrustPGIM S&P 500 Buffer 12 ETF – March
PGIM S&P 500 Buffer 20 ETF – March
(each a “Fund” and collectively the “Funds”)Supplement dated February 27, 2026 to the Funds’ Currently Effective Summary Prospectus and ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the entire Target Outcome Period (generally, an approximate one-year period over which each Fund seeks to produce the target outcome). The Target Outcome Period for each Fund will commence on March 1, 2026 and end on February 28, 2027.An investment in a Fund over the course of the Target Outcome Period will be subject to such Fund’s cap as set forth in the table below.Fund NameTickerCapInvestment ObjectivePGIM S&P 500 Buffer 12 ETF – MarchMRCPGross: 14.49%Net: 13.99%*The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period March 1, 2026 through February 28, 2027 is 14.49% (before fees and expenses).PGIM S&P 500 Buffer 20 ETF – MarchPBMRGross: 10.89%Net: 10.39%*The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period March 1, 2026 through February 28, 2027 is 10.89% (before fees and expenses).* Takes into account the Fund’s unitary management fee.In connection with the onset of the new Target Outcome Period, each Fund’s prospectus is amended as set forth below:■The sections in the Funds’ Prospectus entitled “Investment Objective” are deleted in their entirety and replaced with the corresponding disclosure set forth under “Investment Objective” in the table above.■All references to the dates associated with the prior Target Outcome Period are deleted in their entirety and replaced with references to the new Target Outcome Period: March 1, 2026 through February 28, 2027.■All references to the upside cap for the prior outcome period are deleted in their entirety and replaced with the corresponding cap set forth in the table above.